[GRAPHIC]

[EATON VANCE(R) MANAGED INVESTMENTS LOGO]




ANNUAL REPORT OCTOBER 31, 2001



                             EATON VANCE
                             TAX-MANAGED
                             VALUE FUND

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2001

LETTER TO SHAREHOLDERS


[PHOTO]                 Eaton Vance Tax-Managed Value Fund, Class A
                        shares, had a total return of -3.13% for
James B. Hawkes         one-year ended October 31, 2001. That return
President               was the result of a decrease in net asset value
                        per share (NAV) from $12.15 on October 31, 2000
to $11.77 on October 31, 2001.(1) Class B shares had a total return of -3.93% for the same period, the result of a decrease in NAV from $11.71 to $11.25.(1)

Class C shares had a total return of -3.91% for the same period, the result of a decrease in NAV from $12.02 to $11.55.(1)

In the period from inception on March 15, 2001 to October 31, 2001, Class D shares had a total return of -5.20%, the result of a decrease in NAV from $10.00 to $9.48.(1)

By comparison, the Russell 1000 Value Index  -   an unmanaged market index of
value stocks - had a total return of -11.86% for the one-year ended
October 31, 2001.(2) The S&P 500 Index - a broad-based, unmanaged market index commonly used to measure overall stock market performance - returned -24.89% for the same period.(2)

A slowing economy was dealt a further blow by the events of September 11...

The fiscal year witnessed a significant slowing of the economy, characterized by deteriorating corporate profits, job layoffs and sharply lower capital spending. Against this discouraging backdrop, the equity markets moved dramatically lower through much of the year. The tragic events of September 11 proved to be the final impetus for the downward trend: Consumer spending declined sharply, and the U.S. economy edged closer to recession in the third quarter, as Gross Domestic Product contracted at its fastest rate in more than a decade. In an effort to boost the economy, the Federal Reserve began an aggressive series of rate cuts. From January through early November, the Fed cut its Federal Funds rate a total of 450 basis points (4.50%).

Encouragingly, even as the economy continues to struggle in the fourth quarter, the markets appeared to gain some traction in October. Investors, however, have become much more selective, focusing increasingly on sound fundamentals and reasonable valuations. In that climate, overbought telecom and technology stocks have lost favor with investors, while undervalued companies with good earnings visibility have returned to the spotlight.

As troubling as the recent past has been, we remain optimistic about our economic future and opportunities in the equity markets. In the following pages, portfolio manager Michael Mach discusses the past year and provides his insights on the market in the year ahead.


                                      Sincerely,

                                      /s/ James B. Hawkes
                                      James B. Hawkes
                                      President
                                      December 5, 2001



Fund Information
as of October 31, 2001


Performance(3)                    Class A    Class B    Class C     Class D
---------------------------------------------------------------------------
Cumulative Total Returns
   (at net asset value)
---------------------------------------------------------------------------
One Year                           -3.13%    -3.93%      -3.91%       N.A.
Life of Fund+                       9.21%     6.76%       8.43%      -5.20%
SEC Cumulative Total Returns
   (including sales charge or
   applicable CDSC)
---------------------------------------------------------------------------
One Year                           -8.69%    -8.73%      -4.87%       N.A.
Life of Fund+                       5.77%     4.10%      8.43%       -9.94%

+ Inception Dates  - Class A: 12/27/99; Class B: 1/18/00; Class C: 1/24/00;
   Class D: 3/15/01

Ten Largest Holdings(4)
---------------------------------------------------------------------------
Freddie Mac                                             2.7%
Citigroup, Inc.                                         2.6
Duke Energy Corp.                                       2.2
SBC Communications, Inc.                                2.2
FedEx Corp.                                             2.1
Fortune Brands, Inc.                                    2.1
International Business Machines Corp.                   2.1
Kroger Co. (The)                                        2.1
General Dynamics Corp.                                  2.0
Monsanto Co.                                            1.9

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B, Class C and Class D shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C reflects a 1% CDSC imposed in the first year. (4) Ten largest holdings accounted for 22% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

---------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
---------------------------------------------------------------------------

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2001

MANAGEMENT DISCUSSION

AN INTERVIEW WITH MICHAEL R. MACH,
PORTFOLIO MANAGER OF TAX-MANAGED VALUE PORTFOLIO

Q: Michael, can you give us a summary of the Fund's performance over the last
   12 months?
                                                [PHOTO]

                                                Michael R. Mach, CFA
                                                Portfolio Manager

A: Over the twelve-month period ended October 31, 2001, a slowing global economy, in combination with heightened political uncertainty, contributed to a broad equity market decline. These factors lead to a drop in the Fund's net asset value. While not pleasant, the decline in net asset value over this past year was significantly less than the declines of the overall equity markets, the S&P 500 or Russell 1000 index, against which the Fund's performance is measured.

Q: How did this year's volatile investment environment impact the Fund's tax-managed strategy?

Five Largest Sector Positions+
By total net assets
----------------------------------------------

Financial Services                       12.6%

Foods                                     6.6%

Electric Utilities                        6.2%

Insurance                                 5.5%

Communications Services                   5.2%

+ Sector positions are subject to change due to active management.


A: The volatility in the market this year provided us with many opportunities to employ our tax-managed strategies. The market's downward bias, for example, allowed us to actively utilize our tax-loss selling discipline. This strategy allows us to realize tax losses. Tax losses created by such sales can be used to offset capital gains in the current year or for up to eight years following the sale. Over the last 12 months, we have realized tax losses well in excess of the Portfolio's realized capital gains. Our tax loss selling strategy facilitates the Fund's goal of being tax-efficient. In addition, we believe this strategy helps preserve shareholder value during periods of market decline.

Q: Did the events of September 11 impact the way you manage the Fund?

A: No. The Portfolio's overall strategy and its buy and sell disciplines remained unchanged following September 11th. However, a number of the Fund's individual investment selections did change as we moved to take advantage of opportunities created by the market decline that followed the September 11th tragedy.

Q: Would you discuss those opportunities?

A: The brief sell-off that occurred post September 11th provided us with two types of opportunity. First, it created many new tax loss-selling possibilities. And second, following these sales, we were able to reinvest the proceeds in shares of some companies then available at bargain prices. Stocks we bought during the September sell-off included well-regarded companies whose share prices are generally too expensive to satisfy the Portfolio's value requirements. By taking advantage of some unique buying opportunities created by the market's

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2001

MANAGEMENT DISCUSSION

   weakness, we believe we strengthened the overall quality of companies held by the Portfolio.

Q: You've also talked about the Portfolio's disciplined tax-loss selling strategy. Does the Fund have other sell disciplines?

A: Yes. We sell shares when they appreciate to the point that they are trading above a fair level of valuation. This discipline helps limit the price risk associated with any individual security held by the Portfolio. It also insures that the Portfolio retains its value orientation. Another sell discipline we embrace is to aggressively sell shares of a company should we perceive its business fundamentals are about to deteriorate. Eaton Vance's strong research effort often allows us to sense problems developing at companies before they are widely known and fully reflected in share prices. When this happens we move quickly to sell shares of the company in question. We believe the Portfolio's sell disciplines help protect shareholder value.

Q: Compared to the overall equity market, stocks held in the Portfolio have performed relatively well over the last several quarters. Can you explain why?

A: Given the severe losses recently suffered by aggressive growth stock investors, we sense that many market participants are seeking more conservative, less risky investment options. As investors generally become more risk adverse when they grow older, the aging of the "Baby Boomer" generation is probably supporting this trend. As we discussed, the Porfolio's strategy is to seek companies we consider to have strong business franchises and favorable long-term prospects, but to make these investments only when stocks of those companies are selling at discount valuations. We believe share prices of companies with these characteristics have and may continue to benefit from growing investor appreciation of their relative stability and long-term appreciation potential.

Q: What are you expecting from the Fund in the year ahead?

A: Looking ahead, we believe the companies now held in the Portfolio are well positioned for long-term earnings growth and long-term share price appreciation. As we enter the Fund's new fiscal year, our investment portfolio remains well diversified. At the present time, we maintain solid representation in the financial, basic industrial, consumer, utility, energy, technology, and health care sectors of the market. From a value standpoint, we find stock price valuations for select companies in nearly all of these market categories to be at attractive risk/reward levels for long-term investors.

   In closing, I would like thank our fellow shareholders for their continued confidence and participation in Eaton Vance Tax-Managed Value Fund.

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2001

PERFORMANCE

    Comparison of Change in Value of a $10,000 Investment in Eaton Vance
       Tax-Managed Value Fund, Class A vs. the S&P 500 Index and the
                          Russell 1000 Value Index*

                      December 31, 1999-October 31, 2001

            Eaton Vance       Fund,
            Tax-Managed       incl.           S&P        Russell
            Value Fund,      maximum          500      1000 Value
Date         Class A       sales charge      Index        Index
----------------------------------------------------------------------
12/31/99      10,000          10,000        10,000       10,000
 1/31/00       9,635           9,081         9,498        9,674
 2/29/00       9,261           8,728         9,318        8,955
 3/31/00      10,286           9,694        10,229       10,048
 4/30/00      10,502           9,898         9,921        9,931
 5/31/00      10,778          10,158         9,718       10,035
 6/30/00      10,296           9,703         9,957        9,577
 7/31/00      10,463           9,861         9,802        9,697
 8/31/00      11,212          10,566        10,410       10,236
 9/30/00      11,517          10,854         9,861       10,330
10/31/00      11,970          11,281         9,819       10,584
11/30/00      11,685          11,012         9,045       10,191
12/31/00      12,473          11,755         9,090       10,701
 1/31/01      12,640          11,913         9,412       10,743
 2/28/01      12,581          11,857         8,554       10,444
 3/31/01      12,187          11,486         8,013       10,075
 4/30/01      12,749          12,015         8,635       10,569
 5/31/01      13,172          12,414         8,693       10,806
 6/30/01      12,808          12,071         8,481       10,567
 7/31/01      12,768          12,033         8,398       10,544
 8/31/01      12,581          11,857         7,873       10,122
 9/30/01      11,616          10,947         7,244        9,409
 10/31/01     11,596          10,929         7,375        9,328


Performance+                      Class A     Class B     Class C     Class D
------------------------------------------------------------------------------
Cumulative Total Returns (at net asset value)
------------------------------------------------------------------------------
One Year                          -3.13%      -3.93%      -3.91%        N.A.
Life of Fund+                      9.21%       6.76%       8.43%      -5.20%

SEC Cumulative Total Returns (including sales charge or applicable CDSC)
------------------------------------------------------------------------------
One Year                          -8.69%      -8.73%      -4.87%        N.A.
Life of Fund+                      5.77%       4.10%       8.43%       -9.94%

+ Inception Dates - Class A: 12/27/99; Class B: 1/18/00; Class C: 1/24/00; Class D: 3/15/01

* Source: TowersData, Bethesda, MD. Investment operations commenced 12/27/99. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.


   The chart compares the Fund's total return with that of the Russell 1000 Value Index, a broad-based, unmanaged market index of value stocks, and the S&P 500 Composite Index, a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The Indexes' returns use net dividends which reflect the deduction of withholding taxes. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Indexes. An investment in the Fund's Class B shares on 1/18/00 at net asset value would have grown to $11,250 on October 31, 2001; $10,750 less the applicable 5% CDSC. An investment in the Fund's Class C shares on 1/24/00 at net asset value would have grown to $11,550 on October 31, 2001. An investment in the Fund's Class D shares on 3/15/01 at net asset value would have grown to $9,480 on October 31, 2001; $9,006 less the applicable 5% CDSC. The Indexes' total returns do not reflect any commissions of expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indexes. It is not possible to invest directly in an Index.

+ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C reflects a 1% CDSC imposed in the first year.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2001

PERFORMANCE

After-Tax Performance
as of October 31, 2001

The table below sets forth the Fund's pre-tax performance and after-tax performance. Two different after-tax performance numbers are shown for each time period.

"Return After Taxes on Distributions" takes into account the impact of federal income taxes on Fund dividends and capital gains distributions. These after-tax performance numbers are applicable to the Fund's continuing (i.e., non-redeeming) shareholders. "Return After Taxes on Distributions and Sale of Fund Shares" takes into account both taxes due on Fund distributions and taxes due upon a sale of Fund shares. These after-tax performance numbers apply to Fund shareholders who redeem shares at the end of the period.

Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

Average Annual Total Returns
(For the period ended October 31, 2001)

Returns at Net Asset Value (NAV) (Class A)
-----------------------------------------------------------------------------
                                                One Year     Life of Fund
Return Before Taxes                               -3.13%          9.21%
Return After Taxes on Distributions               -3.13%          9.21%
Return After Taxes on Distributions
and Sale of Fund Shares                           -1.90%          7.42%

Returns at Public Offering Price (POP) (Class A)
-----------------------------------------------------------------------------
                                                One Year     Life of Fund
Return Before Taxes                               -8.69%         5.77%
Return After Taxes on Distributions               -8.69%         5.77%
Return After Taxes on Distributions
and Sale of Fund Shares                           -5.29%         4.64%

Average Annual Total Returns
(For the period ended October 31, 2001)

Returns at Net Asset Value (NAV) (Class B)
-----------------------------------------------------------------------------
                                                One Year     Life of Fund
Return Before Taxes                               -3.93%          6.76%
Return After Taxes on Distributions               -3.93%          6.76%
Return After Taxes on Distributions
and Sale of Fund Shares                           -2.39%          5.44%

Returns at Public Offering Price (POP) (Class B)
-----------------------------------------------------------------------------
                                                One Year    Life of Fund
Return Before Taxes                               -8.73%          4.10%
Return After Taxes on Distributions               -8.73%          4.10%
Return After Taxes on Distributions
and Sale of Fund Shares                           -5.32%          3.29%

Average Annual Total Returns
(For the period ended October 31, 2001)

Returns at Net Asset Value (NAV) (Class C)
-----------------------------------------------------------------------------
                                               One Year     Life of Fund
Return Before Taxes                              -3.91%          8.43%
Return After Taxes on Distributions              -3.91%          8.43%
Return After Taxes on Distributions
and Sale of Fund Shares                          -2.38%          6.79%

Returns at Public Offering Price (POP) (Class C)
-----------------------------------------------------------------------------
                                               One Year     Life of Fund
Return Before Taxes                              -4.87%          8.43%
Return After Taxes on Distributions              -4.87%          8.43%
Return After Taxes on Distributions
and Sale of Fund Shares                          -2.97%          6.79%

   Class A commenced operations on 12/27/99. Class B commenced operations on 1/18/00. Class C commenced operations on 1/24/00. Returns for other classes of Fund shares are omitted because they have been offered for less than a year. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net Asset Value
   (NAV) do not.

   After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Distributions and Sale of Fund shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

   Past performance (both before and after taxes) is no guarantee of future results. Investment return and principle value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2001
Assets
------------------------------------------------------
Investment in Portfolio, at value
   (identified cost, $419,507,526)        $442,447,118
Receivable for Fund shares sold              3,804,139
------------------------------------------------------
TOTAL ASSETS                              $446,251,257
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    659,620
Payable to affiliate for distribution
   and service fees                             90,023
Accrued expenses                               275,401
------------------------------------------------------
TOTAL LIABILITIES                         $  1,025,044
------------------------------------------------------
NET ASSETS                                $445,226,213
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $467,239,787
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (44,953,166)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         22,939,592
------------------------------------------------------
TOTAL                                     $445,226,213
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $152,849,496
SHARES OUTSTANDING                          12,983,996
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      11.77
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $11.77)      $      12.49
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $147,569,922
SHARES OUTSTANDING                          13,114,271
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      11.25
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $139,653,013
SHARES OUTSTANDING                          12,093,517
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      11.55
------------------------------------------------------
Class D Shares
------------------------------------------------------
NET ASSETS                                $  5,153,782
SHARES OUTSTANDING                             543,706
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.48
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2001
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $4,671)  $  1,905,176
Dividends allocated from Portfolio (net
   of foreign taxes, $2,286)                 1,416,536
Interest                                       364,268
Interest allocated from Portfolio              195,039
Expenses allocated from Portfolio             (814,696)
------------------------------------------------------
NET INVESTMENT INCOME                     $  3,066,323
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    973,786
Administration fee                             398,405
Trustees' fees and expenses                     12,080
Distribution and service fees
   Class A                                     235,231
   Class B                                     866,315
   Class C                                     832,116
   Class D                                      17,148
Registration fees                              225,361
Transfer and dividend disbursing agent
   fees                                        157,563
Custodian fee                                  129,607
Legal and accounting services                   17,642
Printing and postage                            28,010
Miscellaneous                                   29,994
------------------------------------------------------
TOTAL EXPENSES                            $  3,923,258
------------------------------------------------------

NET INVESTMENT LOSS                       $   (856,935)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) from
   Portfolio--
   Investment transactions (identified
      cost basis)                         $(28,414,129)
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(13,475,043)
------------------------------------------------------
NET REALIZED LOSS                         $(41,889,172)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) from Portfolio --
   Investments (identified cost basis)    $ (9,698,694)
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 22,251,523
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 12,552,829
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(29,336,343)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(30,193,278)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2001  OCTOBER 31, 2000(1)
-------------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (856,935) $           (98,759)
   Net realized loss                           (41,889,172)          (3,063,994)
   Net change in unrealized
      appreciation (depreciation)               12,552,829           10,386,763
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    (30,193,278) $         7,224,010
-------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $    147,138,436  $        27,785,278
      Class B                                  145,761,624           18,807,191
      Class C                                  140,984,495           17,051,811
      Class D                                    5,719,624                   --
   Cost of shares redeemed
      Class A                                  (15,066,898)            (803,304)
      Class B                                   (8,279,001)            (340,532)
      Class C                                  (10,047,675)            (400,573)
      Class D                                     (115,005)                  --
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    406,095,600  $        62,099,871
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    375,902,322  $        69,323,881
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of year                      $     69,323,891  $                10
-------------------------------------------------------------------------------
AT END OF YEAR                            $    445,226,213  $        69,323,891
-------------------------------------------------------------------------------

 (1) For the period from the start of business, December 27, 1999, to October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS A
                                  ------------------------
                                   YEAR ENDED OCTOBER 31,
                                  ------------------------
                                    2001         2000(1)
----------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 12.150       $10.000
----------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------
Net investment income (loss)      $  0.012       $(0.002)
Net realized and unrealized
   gain (loss)                      (0.392)        2.152
----------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ (0.380)      $ 2.150
----------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 11.770       $12.150
----------------------------------------------------------

TOTAL RETURN(2)                      (3.13)%       21.50%
----------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $152,849       $30,140
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.29%         1.71%(4)
   Net investment income
      (loss)                          0.17%        (0.06)%(4)
Portfolio Turnover of the
   Fund(5)                              83%          128%
Portfolio Turnover of the
   Portfolio(6)                         45%           --
----------------------------------------------------------

 (1) For the period from the start of business, December 27, 1999, to October 31, 2000.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.
 (6) For the period from the commencement of the Portfolio's operations, July 23, 2001 to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS B
                                  ------------------------
                                   YEAR ENDED OCTOBER 31,
                                  ------------------------
                                    2001         2000(1)
----------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 11.710       $10.000
----------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------
Net investment loss               $ (0.039)      $(0.029)
Net realized and unrealized
   gain (loss)                      (0.421)        1.739
----------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ (0.460)      $ 1.710
----------------------------------------------------------
NET ASSET VALUE -- END OF YEAR    $ 11.250       $11.710
----------------------------------------------------------

TOTAL RETURN(2)                      (3.93)%       17.10%
----------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $147,570       $20,690
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        2.04%         2.45%(4)
   Net investment loss               (0.59)%       (0.78)%(4)
Portfolio Turnover of the
   Fund(5)                              83%          128%
Portfolio Turnover of the
   Portfolio(6)                         45%           --
----------------------------------------------------------

 (1) For the period from the start of business, January 18, 2000, to October 31, 2000.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.
 (6) For the period from the commencement of the Portfolio's operations, July 23, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS C
                                  ------------------------
                                   YEAR ENDED OCTOBER 31,
                                  ------------------------
                                    2001         2000(1)
----------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 12.020       $10.000
----------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------
Net investment loss               $ (0.041)      $(0.027)
Net realized and unrealized
   gain (loss)                      (0.429)        2.047
----------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ (0.470)      $ 2.020
----------------------------------------------------------
NET ASSET VALUE -- END OF YEAR    $ 11.550       $12.020
----------------------------------------------------------

TOTAL RETURN(2)                      (3.91)%       20.20%
----------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $139,653       $18,494
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        2.04%         2.46%(4)
   Net investment loss               (0.59)%       (0.81)%(4)
Portfolio Turnover of the
   Fund(5)                              83%          128%
Portfolio Turnover of the
   Portfolio(6)                         45%           --
----------------------------------------------------------

 (1) For the period from the start of business, January 24, 2000, to October 31, 2000.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.
 (6) For the period from the commencement of the Portfolio's operations, July 23, 2001 to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS D
                                  -----------------------
                                  PERIOD ENDED
                                  OCTOBER 31, 2001(1)
---------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment loss                       $(0.021)
Net realized and unrealized
   loss                                    (0.499)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                $(0.520)
---------------------------------------------------------
NET ASSET VALUE -- END OF
   PERIOD                                 $ 9.480
---------------------------------------------------------

TOTAL RETURN(2)                             (5.20)%
---------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $ 5,154
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                               2.03%(4)
   Net investment loss                      (0.65)%(4)
Portfolio Turnover of the
   Fund(5)                                     83%
Portfolio Turnover of the
   Portfolio(6)                                45%
---------------------------------------------------------

 (1) For the period from the start of business, March 15, 2001, to October 31, 2001.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.
 (6) For the period from the commencement of the Portfolio's operations, July 23, 2001 to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B, Class C, and Class D shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6).
   Class D shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Value Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at October 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly. During this period, dividend income was recorded on the ex-dividend date. However, if the ex-dividend date had passed, certain dividends from foreign securities were recorded as the Fund was informed of the ex-dividend date. Interest income was recorded on the accrual basis.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $44,929,910 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2008 ($3,032,527), and on October 31, 2009 ($41,897,383).

 D Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                   YEAR ENDED OCTOBER 31,
                                              --------------------------------
    CLASS A                                   2001                 2000(1)
    --------------------------------------------------------------------------
    Sales                                              11,738,471    2,552,595
    Redemptions                                        (1,235,053)     (72,017)
    --------------------------------------------------------------------------
    NET INCREASE                                       10,503,418    2,480,578
    --------------------------------------------------------------------------

                                                   YEAR ENDED OCTOBER 31,
                                              --------------------------------
    CLASS B                                   2001                 2000(2)
    --------------------------------------------------------------------------
    Sales                                              12,053,273    1,799,129
    Redemptions                                          (706,252)     (31,879)
    --------------------------------------------------------------------------
    NET INCREASE                                       11,347,021    1,767,250
    --------------------------------------------------------------------------

                                                   YEAR ENDED OCTOBER 31,
                                              --------------------------------
    CLASS C                                   2001                 2000(3)
    --------------------------------------------------------------------------
    Sales                                              11,398,616    1,575,540
    Redemptions                                          (843,846)     (36,793)
    --------------------------------------------------------------------------
    NET INCREASE                                       10,554,770    1,538,747
    --------------------------------------------------------------------------

                                              PERIOD ENDED
    CLASS D                                   OCTOBER 31, 2001(4)
    --------------------------------------------------------------------------
    Sales                                                 555,461
    Redemptions                                           (11,755)
    --------------------------------------------------------------------------
    NET INCREASE                                          543,706
    --------------------------------------------------------------------------

 (1) For the period from the start of business, December 27, 1999 to October 31, 2000.
 (2) For the period from the start of business, January 18, 2000 to October 31, 2000.
 (3) For the period from the start of business, January 24, 2000 to October 31, 2000.
 (4) For the period from the start of business, March 15, 2001 to October 31, 2001.

4 Transactions with Affiliates
-------------------------------------------
   Prior to the fund's investment in the Portfolio on July 23, 2001, Eaton Vance Management (EVM) earned an investment adviser fee as compensation for management and investment advisory services rendered to the Fund. The fee was at an annual rate of 0.650% of the Fund's average daily net assets up to $500 million and at reduced rates as the daily net assets exceeded that level. For the period from November 1, 2000 to July 22, 2001, the advisory fee amounted to $973,786 for the period. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. An administrative fee is earned by EVM for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the year ended October 31, 2001, the administration fee amounted to $398,405. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $407,356 as its portion of the sales charge on sales of Class A for the year ended October 31, 2001. Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administrative fees earned by EVM and BMR. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan), and Class D shares (Class D plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B,
   Class C, and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C, and Class D shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5%, 6.25%, and 5% of the aggregate amount received by the Fund for the Class B, Class C, and Class D shares sold, respectively, plus

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $649,736, $624,087 and $12,861 for Class B, Class C, and Class D shares, respectively, to or payable to EVD for the year ended October 31, 2001, representing 0.75% of the average daily net assets for Class B, Class C, and Class D shares, respectively. At October 31, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $6,330,000, $12,109,000 and $273,000 for Class B, Class C, and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C, and Class D shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended October 31, 2001 amounted to $235,231, $216,579, $208,029 and $4,287 for Class A, Class B, Class C, and
   Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B, Class C, and Class D redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C, and Class D Plans, respectively (see Note 5). CDSC received on Class B, Class C, and Class D redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $120,000, $21,000, and $4,000 of CDSC paid by shareholders for Class B shares, Class C shares, and Class D shares, respectively for the year ended October 31, 2001.

7 Investment Transactions
-------------------------------------------
   Prior to July 23, 2001, purchases and sales of investments, other than short-term obligations, aggregated $437,100,533 and $158,344,715, respectively. On July 23, 2001, the Fund transferred net assets with a value of $371,516,049 (substantially all its investable assets), including unrealized appreciation of $32,638,286, to the Portfolio in exchange for an interest in the Portfolio. Subsequent to the transfer of net assets to the Portfolio on July 23, 2001, increases and decreases in the Fund's investment in the Portfolio aggregated $127,707,372 and $19,560,359, respectively for the period from July 23, 2001, to October 31, 2001.

8 Line of Credit
-------------------------------------------
   Prior to the Fund's investment in the Portfolio on July 23, 2001, the Fund participated with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings were made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The fund did not have any significant borrowings or allocated fees for the period from November 1, 2000 to July 23, 2001.

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE TAX-MANAGED VALUE FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Value Fund (the Fund) as of October 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year ended October 31, 2001 and for the period from the start of business, December 27, 1999, to October 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Value Fund at October 31, 2001, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 95.6%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Aerospace and Defense -- 2.0%
-----------------------------------------------------------------------
General Dynamics Corp.                        110,000      $  8,976,000
-----------------------------------------------------------------------
                                                           $  8,976,000
-----------------------------------------------------------------------
Banks - Regional -- 3.9%
-----------------------------------------------------------------------
Charter One Financial, Inc.                   150,000      $  4,087,500
M&T Bank Corp.                                 75,000         4,912,500
TCF Financial Corp.                           200,000         8,400,000
-----------------------------------------------------------------------
                                                           $ 17,400,000
-----------------------------------------------------------------------
Building Products -- 1.0%
-----------------------------------------------------------------------
American Standard Companies, Inc.(1)           75,000      $  4,342,500
-----------------------------------------------------------------------
                                                           $  4,342,500
-----------------------------------------------------------------------
Chemicals -- 2.3%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.              125,000      $  5,005,000
Dow Chemical Co. (The)                        150,000         4,987,500
-----------------------------------------------------------------------
                                                           $  9,992,500
-----------------------------------------------------------------------
Communications Services -- 5.2%
-----------------------------------------------------------------------
BellSouth Corp.                               150,000      $  5,550,000
SBC Communications, Inc.                      250,000         9,527,500
Sprint Corp. (FON Group)                      400,000         8,000,000
-----------------------------------------------------------------------
                                                           $ 23,077,500
-----------------------------------------------------------------------
Computer Services -- 2.5%
-----------------------------------------------------------------------
Computer Sciences Corp.(1)                    100,000      $  3,591,000
DST Systems, Inc.(1)                          125,000         5,118,750
SunGard Data Systems, Inc.(1)                 100,000         2,520,000
-----------------------------------------------------------------------
                                                           $ 11,229,750
-----------------------------------------------------------------------
Computers and Business Equipment -- 2.9%
-----------------------------------------------------------------------
Diebold, Inc.                                 100,000      $  3,630,000
International Business Machines Corp.          85,000         9,185,950
-----------------------------------------------------------------------
                                                           $ 12,815,950
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Consulting -- 1.3%
-----------------------------------------------------------------------
Accenture Ltd., Class A(1)                    325,000      $  5,710,250
-----------------------------------------------------------------------
                                                           $  5,710,250
-----------------------------------------------------------------------
Distribution -- 0.6%
-----------------------------------------------------------------------
United Stationers, Inc.(1)                    100,000      $  2,805,000
-----------------------------------------------------------------------
                                                           $  2,805,000
-----------------------------------------------------------------------
Drugs -- 5.0%
-----------------------------------------------------------------------
Abbott Laboratories                            65,000      $  3,443,700
Elan Corp., PLC - ADR(1)                      100,000         4,565,000
Ivax Corp.(1)                                 150,000         3,082,500
Mylan Laboratories                            100,000         3,687,000
Watson Pharmaceuticals, Inc.(1)               150,000         7,152,000
-----------------------------------------------------------------------
                                                           $ 21,930,200
-----------------------------------------------------------------------
Electric Utilities -- 6.2%
-----------------------------------------------------------------------
Dominion Resources, Inc.                      100,000      $  6,112,000
DTE Energy Co.                                 75,000         3,126,750
Duke Energy Corp.                             250,000         9,602,500
Firstenergy Corp.                             100,000         3,446,000
Reliant Resources, Inc.(1)                    325,000         5,086,250
-----------------------------------------------------------------------
                                                           $ 27,373,500
-----------------------------------------------------------------------
Electrical Equipment -- 0.6%
-----------------------------------------------------------------------
Emerson Electric Co.                           55,000      $  2,696,100
-----------------------------------------------------------------------
                                                           $  2,696,100
-----------------------------------------------------------------------
Electronic Manufacturing Services -- 0.8%
-----------------------------------------------------------------------
Celestica, Inc.(1)                            100,000      $  3,432,000
-----------------------------------------------------------------------
                                                           $  3,432,000
-----------------------------------------------------------------------
Financial Services -- 12.6%
-----------------------------------------------------------------------
A.G. Edwards, Inc.                            175,000      $  6,919,500
Citigroup, Inc.                               250,000        11,380,000
Dun & Bradstreet Corp.(1)                     200,000         6,252,000
Federated Investors, Inc.                     250,000         6,525,000
Freddie Mac                                   175,000        11,868,500
H&R Block, Inc.                               135,000         4,600,800
Legg Mason, Inc.                              100,000         4,211,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Financial Services (continued)
-----------------------------------------------------------------------
Mellon Financial Corp.                        125,000      $  4,200,000
-----------------------------------------------------------------------
                                                           $ 55,956,800
-----------------------------------------------------------------------
Foods -- 6.6%
-----------------------------------------------------------------------
Dean Foods Co.                                 50,000      $  2,242,500
Flowers Foods, Inc.(1)                         75,000         3,112,500
Kroger Co. (The)(1)                           375,000         9,172,500
Sara Lee Corp.                                300,000         6,687,000
Suiza Foods Corp.(1)                           70,000         4,127,900
Tyson Foods, Inc.                             408,460         3,998,823
-----------------------------------------------------------------------
                                                           $ 29,341,223
-----------------------------------------------------------------------
Furniture Retailer -- 0.5%
-----------------------------------------------------------------------
Haverty Furniture Co., Inc.                   160,000      $  2,000,000
-----------------------------------------------------------------------
                                                           $  2,000,000
-----------------------------------------------------------------------
Household Products -- 1.9%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                          150,000      $  8,326,500
-----------------------------------------------------------------------
                                                           $  8,326,500
-----------------------------------------------------------------------
Instrumentation -- 1.0%
-----------------------------------------------------------------------
Thermo Electron Corp.(1)                      200,000      $  4,228,000
-----------------------------------------------------------------------
                                                           $  4,228,000
-----------------------------------------------------------------------
Insurance -- 5.5%
-----------------------------------------------------------------------
Aflac Corp.                                   175,000      $  4,280,500
Hartford Financial Services Group, Inc.       150,000         8,100,000
MetLife, Inc.                                 125,000         3,362,500
Progressive Corp.                              30,000         4,161,300
Xl Capital Ltd.                                50,000         4,343,000
-----------------------------------------------------------------------
                                                           $ 24,247,300
-----------------------------------------------------------------------
Integrated Oil and Gas -- 3.3%
-----------------------------------------------------------------------
BP Amoco PLC - ADR                            125,000      $  6,042,500
Conoco, Inc.                                  325,000         8,352,500
-----------------------------------------------------------------------
                                                           $ 14,395,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Lighting Systems -- 0.2%
-----------------------------------------------------------------------
LSI Industries Inc.                            50,000      $  1,100,000
-----------------------------------------------------------------------
                                                           $  1,100,000
-----------------------------------------------------------------------
Machinery -- 0.6%
-----------------------------------------------------------------------
Deere and Co.                                  75,000      $  2,774,250
-----------------------------------------------------------------------
                                                           $  2,774,250
-----------------------------------------------------------------------
Manufactured Housing -- 0.9%
-----------------------------------------------------------------------
Clayton Homes, Inc.                           300,000      $  4,200,000
-----------------------------------------------------------------------
                                                           $  4,200,000
-----------------------------------------------------------------------
Medical Products -- 2.7%
-----------------------------------------------------------------------
Bard (C.R.), Inc.                             100,000      $  5,490,000
Becton Dickinson and Co.                      175,000         6,265,000
-----------------------------------------------------------------------
                                                           $ 11,755,000
-----------------------------------------------------------------------
Medical Services -- 1.1%
-----------------------------------------------------------------------
Health Management Associates, Inc.,
Class A(1)                                    250,000      $  4,872,500
-----------------------------------------------------------------------
                                                           $  4,872,500
-----------------------------------------------------------------------
Metals - Industrial -- 1.7%
-----------------------------------------------------------------------
Alcan Aluminum Ltd.                           120,000      $  3,666,000
Alcoa, Inc.                                   120,000         3,872,400
-----------------------------------------------------------------------
                                                           $  7,538,400
-----------------------------------------------------------------------
Miscellaneous -- 2.1%
-----------------------------------------------------------------------
Fortune Brands, Inc.                          250,000      $  9,212,500
-----------------------------------------------------------------------
                                                           $  9,212,500
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.7%
-----------------------------------------------------------------------
Santa Fe International Corp.                  300,000      $  7,302,000
-----------------------------------------------------------------------
                                                           $  7,302,000
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 4.0%
-----------------------------------------------------------------------
Louis Dreyfus Natural Gas(1)                   75,000      $  2,970,000
Mitchell Energy & Development Corp.,
Class A                                       100,000         5,325,000
Murphy Oil Corp.                               50,000         3,975,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
-----------------------------------------------------------------------
XTO Energy, Inc.                              300,000      $  5,400,000
-----------------------------------------------------------------------
                                                           $ 17,670,000
-----------------------------------------------------------------------
Paper and Forest Products -- 1.2%
-----------------------------------------------------------------------
Sappi Ltd. - ADR                              250,000      $  2,385,000
Smurfit-Stone Container Corp.(1)              200,000         2,962,000
-----------------------------------------------------------------------
                                                           $  5,347,000
-----------------------------------------------------------------------
Publishing -- 0.4%
-----------------------------------------------------------------------
Gannett Co., Inc.                              30,000      $  1,896,000
-----------------------------------------------------------------------
                                                           $  1,896,000
-----------------------------------------------------------------------
Restaurants -- 0.7%
-----------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                   110,000      $  3,173,500
-----------------------------------------------------------------------
                                                           $  3,173,500
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.7%
-----------------------------------------------------------------------
Target Corporation                            250,000      $  7,787,500
TJX Companies, Inc.                           250,000         8,450,000
-----------------------------------------------------------------------
                                                           $ 16,237,500
-----------------------------------------------------------------------
Savings & Loans -- 1.9%
-----------------------------------------------------------------------
Dime Bancorp, Inc.                            250,000      $  8,470,000
-----------------------------------------------------------------------
                                                           $  8,470,000
-----------------------------------------------------------------------
Specialty Chemicals -- 2.5%
-----------------------------------------------------------------------
Monsanto Co.                                  275,000      $  8,607,500
Valspar Corp.                                  75,000         2,517,750
-----------------------------------------------------------------------
                                                           $ 11,125,250
-----------------------------------------------------------------------
Transport - Services -- 2.1%
-----------------------------------------------------------------------
FedEx Corp.(1)                                225,000      $  9,243,000
-----------------------------------------------------------------------
                                                           $  9,243,000
-----------------------------------------------------------------------
Transportation -- 1.1%
-----------------------------------------------------------------------
Canadian National Railway Co.                 125,000      $  4,950,000
-----------------------------------------------------------------------
                                                           $  4,950,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Trucks and Parts -- 1.3%
-----------------------------------------------------------------------
Oshkosh Truck Corp.                           150,000      $  5,745,000
-----------------------------------------------------------------------
                                                           $  5,745,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $399,948,381)                          $422,887,973
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 4.6%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
CIT Group Holdings, Inc., 2.63%, 11/1/01     $ 10,306      $ 10,306,000
General Electric Capital Co., 2.64%,
11/1/01                                        10,307        10,307,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $20,613,000)                        $ 20,613,000
-----------------------------------------------------------------------
Total Investments -- 100.2%
   (identified cost $420,561,381)                          $443,500,973
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.2)%                   $ (1,053,845)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $442,447,128
-----------------------------------------------------------------------

 ADR - American Depository Receipt

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $420,561,381)                          $443,500,973
Cash                                             1,642
Receivable for investments sold              4,655,147
Dividends receivable                           278,900
Prepaid expenses                                 2,315
------------------------------------------------------
TOTAL ASSETS                              $448,438,977
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  5,965,546
Accrued expenses                                26,303
------------------------------------------------------
TOTAL LIABILITIES                         $  5,991,849
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $442,447,128
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $419,507,536
Net unrealized appreciation (computed on
   the basis of identified cost)            22,939,592
------------------------------------------------------
TOTAL                                     $442,447,128
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2001(1)
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $2,286)  $  1,416,536
Interest                                       195,039
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  1,611,575
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    749,662
Custodian fee                                   34,253
Legal and accounting services                   23,787
Miscellaneous                                    6,994
------------------------------------------------------
TOTAL EXPENSES                            $    814,696
------------------------------------------------------

NET INVESTMENT INCOME                     $    796,879
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(28,414,129)
------------------------------------------------------
NET REALIZED LOSS                         $(28,414,129)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (9,698,694)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (9,698,694)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(38,112,823)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(37,315,944)
------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2001(1)
-------------------------------------------------------------
From operations --
   Net investment income                  $           796,879
   Net realized loss                              (28,414,129)
   Net change in unrealized
      appreciation (depreciation)                  (9,698,694)
-------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $       (37,315,944)
-------------------------------------------------------------
Capital transactions --
   Assets contributed by the Eaton Vance
      Tax-Managed Value Fund              $       371,516,049
   Contributions                                  127,707,372
   Withdrawals                                    (19,560,359)
-------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $       479,663,062
-------------------------------------------------------------

NET INCREASE IN NET ASSETS                $       442,347,118
-------------------------------------------------------------

Net Assets
-------------------------------------------------------------
At beginning of period                    $           100,010
-------------------------------------------------------------
AT END OF PERIOD                          $       442,447,128
-------------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  OCTOBER 31, 2001(1)
-----------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.70%(2)
   Net investment income                   0.69%(2)
Portfolio Turnover                           45%
-----------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $442,447
-----------------------------------------------------

 (1) For the period from the start of business, July 23, 2001 to October 31, 2001.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value securities, primarily in well-established U.S. companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 13/240 of 1% (equal to 0.650% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the commencement of operations, July 23, 2001 to October 31, 2001, the advisory fee amounted to $749,662. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended October 31, 2001, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $285,207,637 and $178,274,493 respectively, for the period from the commencement of operations, July 23, 2001 to October 31, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $420,584,637
    ------------------------------------------------------
    Gross unrealized appreciation             $ 29,615,196
    Gross unrealized depreciation               (6,698,860)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 22,916,336
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2001.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the period from the start of business, July 23, 2001 to October 31, 2001.

7 Transfer of Assets
-------------------------------------------
   Investment operations began on July 23, 2001 with the acquisition of net assets of Eaton Vance Tax-Managed Value Fund of $371,516,049 in exchange for an interest in the Portfolio, including net unrealized appreciation of $32,638,286. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED VALUE PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Value Portfolio (the Portfolio) as of October 31, 2001, and the related statement of operations, the statements of changes in net assets, and the supplementary data for the period from the start of business, July 23, 2001 to October 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Tax-Managed Value Portfolio at October 31, 2001, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED VALUE FUND

Officers

James B. Hawkes
President and Trustee

Willam H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Walter A. Row, III
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

TAX-MANAGED VALUE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael R. Mach
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER AND ADMINISTRATOR OF
EATON VANCE TAX-MANAGED VALUE FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

                           EATON VANCE FUNDS
                        EATON VANCE MANAGEMENT
                    BOSTON MANAGEMENT AND RESEARCH
                     EATON VANCE DISTRIBUTORS, INC.

                           --------------
                           PRIVACY NOTICE
                           --------------

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies,

                      call: 1-800-262-1122



EATON VANCE TAX-MANAGED VALUE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
------------------------------------------------------------------------

501-12/01                                                                TVSRC